Equity - Summary of Other Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Line Items]
Beginning balance	$ (4,294,580)	$ (6,380,750)	$ (9,289,483)
Issuance of restricted shares	(158,233)
Share-based payment expenses recognized	15,345,009
Ending balance	(3,577,775)	(4,294,580)	(6,380,750)
Exchange differences on translation of foreign financial statements
Equity [Line Items]
Beginning balance	2,555,649	1,233,711	1,286,954
Exchange differences on foreign currency	(841,495)	1,321,938	(53,243)
Ending balance	1,714,154	$ 2,555,649	$ 1,233,711
Unearned share-based compensation
Equity [Line Items]
Issuance of restricted shares	(58,608,903)
Share-based payment expenses recognized	15,345,009
Ending balance	$ (43,263,894)